Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Fees	Total Payments
United States of America | The Municipality of Eureka
Total	$ 570,000	$ 50,000	$ 620,000
United States of America | The State of Nevada
Total	460,000	150,000	610,000
United States of America | Bureau of Land Management
Total		1,160,000	1,160,000
Canada | Canada Revenue Agency
Total	710,000		710,000
Canada | Apitipi Anicinapek Nation
Total		170,000	170,000
Canada | The Municipality of Black River, Black River Matheson
Total	190,000		190,000
Mexico | Federal Government of Mexico, Tesoreria de la Federacion
Total		$ 1,400,000	1,400,000
Argentina | Administracion Federal de Ingresos Publicos
Total	$ 240,000		$ 240,000